OPPENHEIMER SELECT MANAGERS
           Supplement dated February 16, 2001 to the
              Prospectus dated February 16, 2001


      Class N shares of Oppenheimer Select Managers are not currently being offered for sale.





February 16, 2001                                    505PS_001

                           OPPENHEIMER SELECT MANAGERS
                   Supplement dated February 16, 2001 to the
          Statement of Additional Information dated February 16, 2001



     Class N shares of Oppenheimer Select Managers are not currently being offered for sale.



February 16, 2001                                        505PX_001